Summary of Significant Accounting Policies - Additional Information (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) Segment	Dec. 31, 2022 USD ($)	Dec. 14, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Cash equivalents	$ 0	$ 0
Allowance for credit losses	5,748	107,860
Bad debt expenses for accounts receivable	$ 65,013	142,162
Number of operating segments | Segment	1
Goodwill, impairment loss	$ 0	0
Deferred offering costs	0	1,524,934	$ 3,233,097
Revenue	4,561,300	5,332,979
Advertising costs	$ 941,737	783,764
Three Customers [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue		$ 259,635
Three Customers [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage		47.00%
Customer One [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage		21.00%
Customer Two [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage		16.00%
Customer Three [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage		10.00%
Computer Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Property and equipment estimated useful lives	3 years